Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [Abstract]
(Loss)/profit for the year	¥ 8,210	¥ 7,104	¥ (7,972)
Other comprehensive income - Items that will not be reclassified to profit or loss
Remeasurement of defined benefit plans	2,093	674	(1,722)
Income tax relating to items that will not be reclassified to profit or loss	(488)	(209)	576
Other comprehensive income - Items that may be reclassified to profit or loss
Available-for-sale financial assets: Net changes in fair value	(3,339)	(2,019)	1,551
Available-for-sale financial assets: Reclassification to profit or loss	1,090	293	1,790
Exchange differences on translation of foreign operations: (Loss)/gain arising during the year	3,751	(299)	(281)
Exchange differences on translation of foreign operations: Reclassification to profit or loss	(13)	50
Proportionate share of other comprehensive income of associates and joint ventures	106	3	15
Income tax relating to items that may be reclassified subsequently to profit or loss	333	255	(290)
Total other comprehensive income for the year, net of tax	3,533	(1,252)	1,639
Total comprehensive (loss)/income for the year	11,743	5,852	(6,333)
Attributable to:
The shareholders of the Company	11,365	5,546	(5,964)
Non-controlling interests	¥ 378	¥ 306	¥ (369)